INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Taxes
Loss (income) before taxes is comprised as follows:
	Year ended December 31,
	2019	2018	2017

Domestic (Israel)	$28,799	$23,588	$37,939
Foreign	(740)	(989)	(873)

	$28,059	$22,599	$37,066

Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company and Compugen USA, Inc. deferred tax assets are as follows:

	December 31,
	2019	2018

Operating loss carryforward	$65,267	$57,564
Research and development	9,377	10,098
Accrued social benefits and other	863	1,456
Right of use assets	(763)	-
Lease liabilities	840	-
Property and equipment	1	(11)

Deferred tax asset before valuation allowance	75,585	69,107
Valuation allowance	(75,585)	(69,107)

Net deferred tax asset	$-	$-